Share Capital (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Disclosure Of Classes Of Share Capital [Text Block]
Particulars	No. of shares	Amount
Authorized share capital	1,450,000,000	Rs.	1,450
Opening number of outstanding equity shares/share capital (face value of Rs.5 each) as on April 1, 2024	166,818,266	Rs.	834
Add: Equity shares issued pursuant to employee stock option plans (1) prior to stock split	58,680		-*
Add: Increase in outstanding shares on account of stock split**	667,507,784		-
Add: Equity shares issued pursuant to employee stock option plans (1) after stock split	70,635		-*
Closing number of outstanding equity shares/share capital ** (face value of Rs.1 each) as on March 31, 2025	834,455,365	Rs.	834
Treasury shares (1) as on March 31, 2025	2,452,260	Rs.	2,264

Opening number of outstanding equity shares/share capital (face value of Rs.1 each) as on April 1, 2025	834,455,365	Rs.	834
Add: Equity shares issued pursuant to employee stock option plans (1)	201,605		1
Closing number of outstanding equity shares/share capital (face value of Rs.1 each) as on March 31, 2026	834,656,970	Rs.	835
Treasury shares (1) as on March 31, 2026	1,965,575	Rs.	1,815

*Rounded to the nearest million.

** Effective as of the record date of October 28, 2024, the Company implemented a sub-division/ stock split of each equity share having a face value of Rupees Five each, fully paid-up, into five equity shares having a face value of Rupees One each, fully paid-up (the “stock split”), by alteration of the capital clause of the Memorandum of Association of the Company. Each American Depositary Share (“ADS”) of the Company continued to represent one underlying equity share and, therefore, the number of ADSs held by an American Depositary Receipt (“ADR”) holder consequently increased in proportion to the increase in number of equity shares.

(1)	Refer to Note 27 of these consolidated financial statements for further details regarding treasury shares and employee stock option plans.

Disclosure of detailed information about dividends [Table Text Block]
The details of dividends paid by the Company are as follows:

	During the Year Ended March 31,
	2026		2025		2024
Dividend per share (in absolute Rs.)*	Rs.	8	Rs.	8	Rs.	8
Dividend paid during the year (excluding dividend paid on treasury shares)		6,659		6,662		6,648
Towards the fiscal year		2025		2024		2023

* Dividend per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024